Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 106.9%
2,639,673	Angel Oak Mortgage Trust, Series 2022-1 A1^†	2.88%	12/25/2066	2,578,222
2,080,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY A (1 Month LIBOR USD + 0.85%)^	1.25%	09/15/2034	2,056,133
3,301,402	Bayview MSR Opportunity Master Fund Trust INV2, Series 2022-2 A1#^	3.00%	12/25/2051	3,152,656
4,730,046	Bayview MSR Opportunity Master Fund Trust INV5, Series 2021-5 A2#^	2.50%	11/25/2051	4,400,642
4,857,264	Bayview MSR Opportunity Master Fund Trust INV6, Series 2021-6 A1#^	3.00%	10/25/2051	4,652,698
3,500,000	BBCMS Mortgage Trust, Series 2017-DELC C (1 Month LIBOR USD + 1.20%)^	1.60%	08/15/2036	3,448,073
2,000,000	BBCMS Mortgage Trust, Series 2018-TALL A (1 Month LIBOR USD + 0.72%)^	1.12%	03/15/2037	1,953,208
5,662,100	BX Commercial Mortgage Trust, Series 2021-VOLT D (1 Month LIBOR USD + 1.65%)^	2.05%	09/15/2036	5,471,748
2,305,000	BX Trust, Series 2021-SDMF B (1 Month LIBOR USD + 0.74%)^	1.14%	09/15/2034	2,206,346
1,214,985	Connecticut Avenue Securities Trust, Series 2021-R01 1M1 (SOFR30A + 0.75%)^	0.85%	10/25/2041	1,206,552
3,952,924	Connecticut Avenue Securities Trust, Series 2021-R02 2M1 (SOFR30A + 0.90%)^	1.00%	11/25/2041	3,912,397
3,175,724	Connecticut Avenue Securities Trust, Series 2022-R01 1M1 (SOFR30A + 1.00%)^	1.10%	12/26/2041	3,144,996
986,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	971,437
2,988,637	FHLMC MSCR Trust, Series 2021-MN3 M1 (SOFR30A + 2.30%)^	2.40%	11/27/2051	2,899,185
41,270	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	41,328
59,019	FHLMC PC, Pool# C5-3878	5.50%	12/01/2030	63,640
136,161	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	141,837
54,443	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	58,525
184,478	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	190,393
26,138	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	1.84%	05/01/2033	26,145
54,462	FHLMC PC, Pool# A1-4256	5.50%	10/01/2033	58,412
159,965	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	166,603
22,329	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	2.03%	05/01/2035	23,422
467,268	FHLMC PC, Pool# C9-1826	3.00%	05/01/2035	466,005
145,092	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	151,129
39,209	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	42,082
255,003	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	256,282
370,019	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	380,234
23,504	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	2.39%	03/01/2036	24,766
20,501	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	2.17%	10/01/2036	21,643
157,692	FHLMC PC, Pool# G2-0028	7.50%	12/01/2036	169,438
92,307	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	98,076
86,234	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	1.99%	02/01/2037	86,449
88,019	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	93,543
43,595	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	46,328
88,503	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	93,510
25,094	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	2.23%	06/01/2037	26,333
51,303	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	54,629
210,782	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	222,852
66,215	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	69,970
46,900	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	2.03%	10/01/2037	47,033
132,553	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	140,918
765,609	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	776,495
78,865	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	83,325
136,372	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	144,907
313,447	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	328,456
162,655	FHLMC PC, Pool# G0-4540	6.00%	08/01/2038	182,026
136,280	FHLMC PC, Pool# G0-4655	6.00%	08/01/2038	152,510
102,349	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	108,152
72,762	FHLMC PC, Pool# G0-8348	5.00%	06/01/2039	78,915
342,484	FHLMC PC, Pool# C0-3427	5.50%	10/01/2039	378,366
2,612,203	FHLMC PC, Pool# ZA-5113	4.00%	12/01/2047	2,745,014
236,594	FHLMC PC, Pool# G0-8828	5.50%	04/01/2048	252,521
1,428,026	FHLMC PC, Pool# QC-5310	3.00%	08/01/2051	1,400,151
5,785,697	FHLMC PC, Pool# RA-6805	3.00%	02/01/2052	5,674,111
5,991,620	FHLMC PC, Pool# RA-6699	3.50%	02/01/2052	6,017,622
5,986,791	FHLMC PC, Pool# QD-5888	3.50%	02/01/2052	6,017,733
5,918,580	FHLMC PC, Pool# SD-8196	3.50%	02/01/2052	5,944,988
3,999,725	FHLMC PC, Pool# QD-8105	3.00%	03/01/2052	3,922,664
1,997,029	FHLMC PC, Pool# QD-7450	3.00%	03/01/2052	1,958,494
4,275,082	FHLMC PC, Pool# QD-7999	4.00%	03/01/2052	4,382,426
3,500,000	FHLMC PC, Pool# QD-9382	4.00%	04/01/2052	3,600,141
3,000,000	FHLMC PC, Pool# QD-9775	4.00%	04/01/2052	3,080,026
40,262	FHLMC REMIC, Series 4318 DI~	2.50%	08/15/2022	58
158,999	FHLMC REMIC, Series 4329 CI~	2.50%	01/15/2023	884
11,865	FHLMC REMIC, Series 1843 Z	7.00%	04/15/2026	12,273
96,909	FHLMC REMIC, Series 2517 Z	5.50%	10/15/2032	101,202
788,699	FHLMC REMIC, Series 2907 VZ	4.50%	05/15/2034	816,967
209,181	FHLMC REMIC, Series 2890 ZA	5.00%	11/15/2034	224,141
360,765	FHLMC REMIC, Series 3150 DZ	5.50%	05/15/2036	392,024
220,814	FHLMC REMIC, Series 3294 CB	5.50%	03/15/2037	240,354
789,546	FHLMC REMIC, Series 3830 NB	4.50%	02/15/2039	804,537
66,008	FHLMC REMIC, Series 4309 BI~	3.00%	08/15/2039	218
762,297	FHLMC REMIC, Series 4121 DH	2.00%	10/15/2042	643,582
160,922	FHLMC REMIC, Series 4690 QA	3.50%	05/15/2044	161,070
579,073	FHLMC REMIC, Series 4872 AB	4.00%	08/15/2047	590,987
205,583	FHLMC REMIC, Series 4891 PA	3.50%	07/15/2048	202,837
868,576	FHLMC REMIC, Series 4888 AC	3.50%	01/15/2049	853,513
2,550,066	FHLMC REMIC, Series 5080 PB	1.25%	03/25/2050	2,315,354
2,855,420	FHLMC REMIC, Series 5083 UB	1.25%	03/25/2051	2,589,064
734,018	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	732,515
11,813,359	FHMS, Series K-021 X1#~	1.38%	06/25/2022	118
23,130,301	FHMS, Series K-025 X1#~	0.78%	10/25/2022	68,602
12,400,128	FHMS, Series K-035 X1#~	0.32%	08/25/2023	52,806
66,497,854	FHMS, Series K-C02 X1#~	0.40%	03/25/2024	399,945
19,706,159	FHMS, Series K-038 X1#~	1.09%	03/25/2024	361,675
41,900,214	FHMS, Series K-040 X1#~	0.70%	09/25/2024	591,317
17,815,033	FHMS, Series K-C03 X1#~	0.49%	11/25/2024	206,189
128,256,912	FHMS, Series K-047 X1#~	0.11%	05/25/2025	483,221
9,083,948	FHMS, Series Q-013 XPT1~	1.66%	05/25/2025	262,730
157,016	FHMS, Series K-W01 A1	2.59%	05/25/2025	157,264
36,877,570	FHMS, Series K-C06 X1#~	0.90%	06/25/2025	900,860
14,336,134	FHMS, Series K-053 X1#~	0.88%	12/25/2025	397,502
41,403,709	FHMS, Series K-734 X1#~	0.65%	02/25/2026	868,414
9,126,039	FHMS, Series K-055 X1#~	1.35%	03/25/2026	409,087
32,870,636	FHMS, Series K-735 X1#~	0.96%	05/25/2026	1,104,841
25,659,407	FHMS, Series K-736 X1#~	1.31%	07/25/2026	1,133,109
5,898,628	FHMS, Series K-058 X1#~	0.92%	08/25/2026	202,484
6,323,660	FHMS, Series K-059 X1#~	0.31%	09/25/2026	74,194
26,638,315	FHMS, Series K-737 X1#~	0.64%	10/25/2026	634,290
24,860,467	FHMS, Series K-C04 X1#~	1.26%	12/25/2026	933,615
54,230,055	FHMS, Series K-063 X1#~	0.29%	01/25/2027	649,578
21,226,366	FHMS, Series K-064 X1#~	0.60%	03/25/2027	551,096
6,179,721	FHMS, Series Q-013 XPT2~	1.81%	05/25/2027	203,728
5,513,414	FHMS, Series K-W03 X1#~	0.84%	06/25/2027	170,379
22,885,531	FHMS, Series K-C05 X1#~	1.20%	07/25/2027	887,913
12,353,533	FHMS, Series K-068 X1#~	0.43%	08/25/2027	254,315
28,967,347	FHMS, Series K-069 X1#~	0.36%	09/25/2027	511,592
6,021,759	FHMS, Series K-739 XAM#~	1.57%	09/25/2027	451,841
16,500,000	FHMS, Series K-740 XAM#~	1.11%	10/25/2027	904,363
52,060,296	FHMS, Series K-070 X1#~	0.33%	11/25/2027	872,770
31,342,453	FHMS, Series K-072 X1#~	0.37%	12/25/2027	584,957
5,700,000	FHMS, Series K-HG1 A3	3.34%	12/25/2027	5,771,281
2,674,929	FHMS, Series Q-006 APT1#	2.89%	04/25/2028	2,674,694
865,775	FHMS, Series Q-006 APT2#	2.76%	10/25/2028	864,557
24,818,815	FHMS, Series K-087 X1#~	0.36%	12/25/2028	555,088
18,103,316	FHMS, Series K-091 X1#~	0.56%	03/25/2029	627,280
12,632,103	FHMS, Series K-092 X1#~	0.71%	04/25/2029	552,033
9,983,265	FHMS, Series K-G01 X1#~	0.97%	04/25/2029	478,210
6,265,707	FHMS, Series K-093 X1#~	0.95%	05/25/2029	358,594
10,966,295	FHMS, Series K-094 X1#~	0.88%	06/25/2029	591,334
6,250,000	FHMS, Series K-G02 X1#~	1.02%	08/25/2029	379,840
14,475,388	FHMS, Series K-103 X1#~	0.64%	11/25/2029	608,555
4,800,000	FHMS, Series K-110 XAM#~	1.87%	04/25/2030	619,784
4,803,897	FHMS, Series K-111 XAM#~	1.80%	05/25/2030	604,439
6,238,500	FHMS, Series K-114 XAM#~	1.34%	06/25/2030	589,416
9,275,345	FHMS, Series K-115 XAM#~	1.55%	07/25/2030	1,017,501
65,417,000	FHMS, Series K-139 X1#~	0.20%	01/25/2032	623,185
467,408	FHMS, Series Q-004 A2H#	2.80%	01/25/2046	466,875
209,816	FHMS, Series Q-010 APT1#	2.61%	04/25/2046	209,759
1,258,446	FHMS, Series Q-004 A4H#	2.85%	08/25/2046	1,259,042
1,503,715	FHMS, Series Q-007 APT1#	2.99%	10/25/2047	1,508,472
1,637,074	FHMS, Series Q-007 APT2#	3.31%	10/25/2047	1,637,626
660,232	FHMS, Series Q-013 APT1#	1.20%	05/25/2050	640,762
962,978	FHS, Series 366 IO~	4.00%	08/15/2049	173,260
1,000,000	FNMA, Pool# AN9202	3.32%	05/01/2025	1,007,415
1,172,657	FNMA, Pool# 109465	3.58%	08/01/2025	1,184,455
15,241	FNMA, Pool# 336422 (3 Year CMT Rate + 2.30%)	3.43%	10/01/2025	15,296
50,053	FNMA, Pool# 344903	5.50%	10/01/2025	53,177
54,397	FNMA, Pool# 356232	6.50%	01/01/2026	58,451
24,826	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	2.90%	05/01/2026	24,820
3,100,000	FNMA, Pool# BL3537	2.61%	08/01/2026	3,059,218
40,830	FNMA, Pool# 356329 (1 Year CMT Rate + 2.65%)	2.78%	01/01/2027	40,833
14,628	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	2.29%	04/01/2027	14,660
27,945	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	2.32%	11/01/2027	27,945
150,000	FNMA, Pool# AN8842	3.32%	04/01/2028	153,352
2,743,891	FNMA, Pool# BL0387	4.28%	05/01/2028	2,769,144
529,685	FNMA, Pool# 257203	5.00%	05/01/2028	557,858
797,466	FNMA, Pool# 958720	5.65%	10/01/2028	829,949
371,719	FNMA, Pool# 957502	3.98%	07/01/2029	381,783
34,369	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	2.22%	11/01/2029	34,372
33,555	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	2.40%	09/01/2030	33,632
82,247	FNMA, Pool# AL0898	5.00%	02/01/2031	87,446
1,438,199	FNMA, Pool# AI4717	4.50%	07/01/2031	1,530,831
31,803	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	2.35%	08/01/2031	31,766
32,785	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	2.54%	09/01/2031	32,811
9,049	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	2.77%	03/01/2032	9,066
817,807	FNMA, Pool# 470828	3.53%	03/01/2032	843,369
8,602	FNMA, Pool# 628837	6.50%	03/01/2032	9,248
26,557	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	2.77%	04/01/2032	26,648
35,482	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	2.30%	09/01/2032	35,518
31,409	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	2.02%	11/01/2032	31,411
26,883	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	2.63%	03/01/2033	26,895
5,962	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.03%)	1.28%	07/01/2033	5,998
32,436	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	1.64%	11/01/2033	32,493
14,331	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	2.34%	11/01/2033	14,334
25,209	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	2.41%	12/01/2033	25,223
27,136	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	1.90%	02/01/2034	27,180
27,266	FNMA, Pool# 774969 (1 Year CMT Rate + 2.28%)	2.40%	04/01/2034	27,345
108,848	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	2.21%	07/01/2034	109,060
5,100	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	2.03%	03/01/2035	5,101
44,802	FNMA, Pool# 889829	5.00%	07/01/2035	48,504
33,895	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	2.08%	08/01/2035	34,014
21,779	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	2.04%	09/01/2035	21,908
509,067	FNMA, Pool# AL7654	3.00%	09/01/2035	503,095
50,688	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.77%)	2.02%	10/01/2035	50,709
118,805	FNMA, Pool# 842006	4.25%	10/01/2035	122,539
22,995	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	2.17%	11/01/2035	24,131
246,745	FNMA, Pool# 850232	4.25%	12/01/2035	254,971
12,207	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.54%)	1.94%	03/01/2036	12,209
13,598	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	2.69%	03/01/2036	14,213
250,790	FNMA, Pool# AB0577	4.00%	03/01/2036	251,615
20,367	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.74%)	2.28%	04/01/2036	21,061
59,466	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	1.69%	05/01/2036	59,770
18,640	FNMA, Pool# 745626 (1 Year CMT Rate + 2.14%)	2.22%	05/01/2036	18,659
4,559	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.88%)	2.13%	06/01/2036	4,567
16,569	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.83%)	2.08%	07/01/2036	16,683
231,524	FNMA, Pool# 896838	5.45%	07/01/2036	234,348
89,554	FNMA, Pool# 745818	6.50%	09/01/2036	96,979
66,680	FNMA, Pool# 902770	5.38%	11/01/2036	70,772
53,037	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.84%)	2.09%	05/01/2037	53,162
55,412	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.12%)	1.46%	08/01/2037	56,660
28,355	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	1.95%	08/01/2037	28,383
42,607	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	2.41%	09/01/2037	44,972
1,998,251	FNMA, Pool# MA3208	4.50%	10/01/2037	2,118,979
86,018	FNMA, Pool# 955233	6.50%	12/01/2037	94,918
6,051	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	2.09%	05/01/2038	6,060
259,017	FNMA, Pool# AD0100	7.00%	12/01/2038	296,783
88,018	FNMA, Pool# 930507	6.50%	02/01/2039	95,139
1,606,340	FNMA, Pool# AS2249	4.00%	04/01/2039	1,682,962
269,732	FNMA, Pool# AL0407	6.50%	04/01/2039	291,889
208,696	FNMA, Pool# AD0427	5.50%	10/01/2039	230,272
276,737	FNMA, Pool# AD0941	5.50%	04/01/2040	305,533
593,573	FNMA, Pool# 467095	5.90%	01/01/2041	650,199
290,646	FNMA, Pool# AH8447	5.50%	04/01/2041	310,228
923,173	FNMA, Pool# 469130	4.87%	10/01/2041	985,134
295,557	FNMA, Pool# BC1738	4.50%	09/01/2043	308,836
245,230	FNMA, Pool# AS1429	4.00%	12/01/2043	251,131
321,728	FNMA, Pool# AV7739	4.00%	01/01/2044	331,863
145,449	FNMA, Pool# AW6485	4.00%	06/01/2044	148,842
199,025	FNMA, Pool# AY0382	4.00%	11/01/2044	200,894
352,911	FNMA, Pool# AW9534	4.00%	03/01/2045	363,580
304,414	FNMA, Pool# AZ4154	4.00%	06/01/2045	312,973
1,124,301	FNMA, Pool# AZ7828	4.00%	08/01/2045	1,175,096
708,836	FNMA, Pool# BA3674	4.50%	10/01/2045	751,032
326,316	FNMA, Pool# BC6366	4.50%	02/01/2046	342,551
197,612	FNMA, Pool# BD1241	4.50%	05/01/2046	205,259
987,739	FNMA, Pool# BD5189	4.50%	07/01/2046	1,045,021
172,539	FNMA, Pool# BD8599	4.50%	11/01/2046	179,212
568,622	FNMA, Pool# BH7686	4.50%	12/01/2047	595,614
685,237	FNMA, Pool# BJ8287	4.50%	01/01/2048	717,108
357,613	FNMA, Pool# BK5105	5.50%	05/01/2048	383,874
387,136	FNMA, Pool# BK8032	5.50%	06/01/2048	417,814
1,000,000	FNMA, Pool# AN9931	4.24%	08/01/2048	1,060,944
223,565	FNMA, Pool# BN0202	5.50%	09/01/2048	238,629
273,313	FNMA, Pool# BN4936	5.50%	12/01/2048	291,799
156,255	FNMA, Pool# BN4921	5.50%	01/01/2049	166,615
2,851,225	FNMA, Pool# BP5419	3.00%	05/01/2050	2,804,225
6,270,042	FNMA, Pool# CB1943	3.00%	07/01/2051	6,149,254
3,961,711	FNMA, Pool# FM8754	3.00%	09/01/2051	3,911,025
5,683,379	FNMA, Pool# CB1637	3.00%	09/01/2051	5,572,616
4,893,223	FNMA, Pool# CB2170	3.00%	11/01/2051	4,798,051
7,212,368	FNMA, Pool# FM9760	3.50%	11/01/2051	7,249,580
4,867,634	FNMA, Pool# BU8027	3.00%	12/01/2051	4,773,721
2,984,475	FNMA, Pool# CB2909	3.50%	02/01/2052	2,996,001
1,500,000	FNMA, Pool# FS0922	3.50%	03/01/2052	1,509,990
2,192,925	FNMA, Pool# MA4565	3.50%	03/01/2052	2,202,103
2,996,185	FNMA, Pool# FS0832	3.50%	03/01/2052	3,011,671
3,070,629	FNMA, Pool# BV4532	3.50%	03/01/2052	3,091,437
5,100,000	FNMA, Pool# FS0945	4.00%	03/01/2052	5,230,243
13,650,000	FNMA, 3.50%, Due TBA May	3.50%	05/15/2052	13,639,069
29,750,000	FNMA, 4.00%, Due TBA May	4.00%	05/15/2052	30,290,474
36,478	FNMA REMIC Trust, Series 1996-23 G	6.50%	07/25/2026	38,007
1,577,659	FNMA REMIC Trust, Series 2016-M7 A2	2.50%	09/25/2026	1,528,278
1,996,683	FNMA REMIC Trust, Series 2017-T1 A	2.90%	06/25/2027	2,007,002
925,260	FNMA REMIC Trust, Series 2012-139 HI~	2.50%	12/25/2027	43,770
71,231	FNMA REMIC Trust, Series 2013-15 QI~	3.00%	03/25/2028	4,014
718,562	FNMA REMIC Trust, Series 2019-M6 A2	3.45%	01/25/2029	741,387
449,278	FNMA REMIC Trust, Series 2018-M13 A2#	3.71%	09/25/2030	482,230
339,994	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	5,230
7,150,592	FNMA REMIC Trust, Series 2020-M15 X1#~	1.57%	09/25/2031	683,569
1,999,780	FNMA REMIC Trust, Series 2021-M20 A1#	1.84%	10/25/2031	1,918,447
23,863,953	FNMA REMIC Trust, Series 2019-M23 X3#~	0.28%	10/27/2031	496,241
136,182	FNMA REMIC Trust, Series 2001-80 Z	6.00%	01/25/2032	144,238
278,531	FNMA REMIC Trust, Series 2006-M2 A2A#	5.27%	10/25/2032	287,218
327,750	FNMA REMIC Trust, Series 2003-71 MB	5.50%	08/25/2033	358,113
1,626,753	FNMA REMIC Trust, Series 2014-8 IQ~	4.00%	03/25/2034	205,629
8,763,628	FNMA REMIC Trust, Series 2021-95 WI#~	1.75%	05/25/2035	470,928
2,215,718	FNMA REMIC Trust, Series 2005-73 EZ	5.50%	08/25/2035	2,391,133
736,678	FNMA REMIC Trust, Series 2005-110 GL	5.50%	12/25/2035	786,173
341,600	FNMA REMIC Trust, Series 2006-21 Z	5.50%	04/25/2036	366,370
1,042,299	FNMA REMIC Trust, Series 2006-112 QC	5.50%	11/25/2036	1,136,915
485,886	FNMA REMIC Trust, Series 2007-22 A	5.50%	03/25/2037	531,675
690,475	FNMA REMIC Trust, Series 2009-20 DA (1 Month LIBOR USD + 7.40%)~	6.94%	04/25/2039	121,251
1,215,075	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	1,262,133
64,376	FNMA REMIC Trust, Series 2015-15 GA	3.00%	03/25/2041	64,490
58,159	FNMA REMIC Trust, Series 2012-10 UF (1 Month LIBOR USD + 0.55%)	1.01%	02/25/2042	58,806
1,089,508	FNMA REMIC Trust, Series 2012-27 PI~	4.50%	02/25/2042	113,549
363,623	FNMA REMIC Trust, Series 2013-34 IG~	3.00%	05/25/2042	41,598
7,399	FNMA REMIC Trust, Series 2003-W10 3A5	4.30%	06/25/2043	7,482
2,071	FNMA REMIC Trust, Series 2003-W12 1A9	4.48%	06/25/2043	2,143
12,425	FNMA REMIC Trust, Series 2003-W12 1A8	4.55%	06/25/2043	12,803
7,328	FNMA REMIC Trust, Series 2003-W12 2A7	4.68%	06/25/2043	7,504
8,549	FNMA REMIC Trust, Series 2003-W12 2A6	5.00%	06/25/2043	8,905
39,058	FNMA REMIC Trust, Series 2017-44 BA	3.50%	01/25/2044	39,069
422,115	FNMA REMIC Trust, Series 2015-40 LI~	4.50%	03/25/2045	77,383
312,103	FNMA REMIC Trust, Series 2018-86 JA	4.00%	05/25/2047	315,337
1,225,706	FNMA REMIC Trust, Series 2019-37 IM~	5.00%	07/25/2049	166,543
2,675,014	FNMA REMIC Trust, Series 2021-01 PA	1.00%	11/25/2050	2,425,018
5,401,138	FNMA REMIC Trust, Series 2021-47 IO~	2.50%	07/25/2051	780,215
2,505,642	FREMF Mortgage Trust, Series 2020-KF74 B (1 Month LIBOR USD + 2.15%)^	2.39%	01/25/2027	2,485,233
2,410,316	FREMF Mortgage Trust, Series 2019-KF59 B (1 Month LIBOR USD + 2.35%)^	2.59%	02/25/2029	2,375,749
2,305,000	FREMF Mortgage Trust, Series 2019-K102 B#^	3.53%	10/25/2029	2,239,360
1,048,929	FREMF Mortgage Trust, Series 2019-KF73 B (1 Month LIBOR USD + 2.45%)^	2.69%	11/25/2029	1,043,245
1,346,117	FREMF Mortgage Trust, Series 2020-KF75 B (1 Month LIBOR USD + 2.25%)^	2.49%	12/26/2029	1,331,547
2,460,313	FREMF Mortgage Trust, Series 2012-K20 X2A^~	0.20%	05/25/2045	25
700,000	FREMF Mortgage Trust, Series 2017-K68 B#^	3.84%	10/25/2049	705,437
1,300,000	FREMF Mortgage Trust, Series 2017-K64 B#^	3.99%	05/25/2050	1,301,852
750,000	FREMF Mortgage Trust, Series 2019-K736 B#^	3.76%	09/25/2052	746,730
1,280,000	FREMF Mortgage Trust, Series 2020-K105 B#^	3.53%	03/25/2053	1,241,581
45,319	GNMA, Pool# 783374X	5.50%	04/15/2024	46,121
69,692	GNMA, Pool# 728160X	5.25%	11/15/2024	71,011
237,546	GNMA, Pool# 623145X	5.50%	10/15/2028	254,713
926,127	GNMA, Pool# 589694X	4.50%	08/15/2029	981,100
31,938	GNMA, Pool# 728157X	3.75%	11/15/2029	32,910
280,857	GNMA, Pool# 770225C	4.25%	08/20/2031	297,795
334,720	GNMA, Pool# 003160M	6.00%	11/20/2031	371,029
435,152	GNMA, Pool# 003489M	6.00%	12/20/2033	483,382
229,353	GNMA, Pool# 782173M	5.50%	05/20/2035	254,792
811,486	GNMA, Pool# MA7106M	2.00%	01/20/2036	787,520
826,905	GNMA, Pool# MA7164M	2.00%	02/20/2036	803,949
75,889	GNMA, Pool# 784315X	6.00%	06/15/2036	82,172
274,327	GNMA, Pool# 770226C	4.75%	09/20/2036	289,444
136,319	GNMA, Pool# 004194M	5.50%	07/20/2038	147,726
89,714	GNMA, Pool# 706295C	5.10%	12/20/2038	94,320
812,874	GNMA, Pool# AC0521C	5.50%	05/20/2042	899,258
896,279	GNMA, Pool# BM9287C	4.00%	08/20/2049	923,210
3,641,001	GNMA, Pool# CM0214H (1 Year CMT Rate + 2.09%)	2.78%	02/20/2072	3,970,654
3,639,437	GNMA, Pool# CM0231H (1 Year CMT Rate + 2.12%)	3.02%	02/20/2072	3,932,867
310,743	GNMA REMIC Trust, Series 2013-168 IA~	2.50%	11/16/2028	14,398
455,348	GNMA REMIC Trust, Series 2004-93 PD	5.00%	11/16/2034	473,305
80,210	GNMA REMIC Trust, Series 2006-40 B	6.00%	08/20/2036	85,150
468,333	GNMA REMIC Trust, Series 2012-52 WA#	6.19%	04/20/2038	509,634
746,590	GNMA REMIC Trust, Series 2016-012 KI~	5.00%	09/20/2038	119,050
474,792	GNMA REMIC Trust, Series 2017-083 ID~	7.00%	01/20/2039	75,810
564,337	GNMA REMIC Trust, Series 2011-2 DP#	5.46%	03/20/2039	599,162
834,651	GNMA REMIC Trust, Series 2010-105 IB~	4.50%	01/16/2040	75,920
558,613	GNMA REMIC Trust, Series 2016-68 IC#~	6.00%	01/20/2040	91,847
682,000	GNMA REMIC Trust, Series 2011-156 PM	2.00%	04/20/2040	609,981
1,034,936	GNMA REMIC Trust, Series 2017-083 IK~	6.00%	05/20/2040	210,634
293,511	GNMA REMIC Trust, Series 2016-112 AW#	7.04%	12/20/2040	329,057
1,352,215	GNMA REMIC Trust, Series 2012-143 IC~	5.00%	10/16/2041	217,554
831,612	GNMA REMIC Trust, Series 2012-97 GB	2.00%	08/16/2042	769,204
961,138	GNMA REMIC Trust, Series 2017-103 IM~	5.00%	06/20/2043	145,743
730,208	GNMA REMIC Trust, Series 2013-86 IA~	5.00%	06/20/2043	95,625
433,266	GNMA REMIC Trust, Series 2014-06 IG~	4.50%	01/16/2044	51,631
1,674,160	GNMA REMIC Trust, Series 2011-127 C#	3.50%	03/16/2047	1,656,108
403,717	GNMA REMIC Trust, Series 2018-127 PB	3.00%	09/20/2047	401,994
21,214	GNMA REMIC Trust, Series 2018-166 AB	4.00%	10/20/2047	21,442
353,748	GNMA REMIC Trust, Series 2018-166 BA	3.50%	11/20/2047	356,084
2,381,821	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	5.75%	11/20/2047	378,341
2,553,042	GNMA REMIC Trust, Series 2018-036 LI~	5.00%	03/20/2048	327,329
621,473	GNMA REMIC Trust, Series 2018-153 QA	3.50%	11/20/2048	627,754
486,134	GNMA REMIC Trust, Series 2019-152 LC	3.50%	10/20/2049	475,054
579,422	GNMA REMIC Trust, Series 2019-162 KB	2.00%	12/20/2049	496,371
552,000	GNMA REMIC Trust, Series 2021-050 PL	1.25%	03/20/2051	374,598
1,921,091	GNMA REMIC Trust, Series 2021-125 UL	1.50%	07/20/2051	1,787,024
1,292,239	GNMA REMIC Trust, Series 2021-136 BD	2.00%	08/20/2051	1,233,444
1,206,947	GNMA REMIC Trust, Series 2021-160 DK	2.00%	09/20/2051	1,162,587
1,925,184	GNMA REMIC Trust, Series 2021-177 KD	2.00%	10/20/2051	1,851,705
3,041,912	GNMA REMIC Trust, Series 2022-009 CD	2.00%	01/20/2052	2,905,981
1,186,895	GNMA REMIC Trust, Series 2014-135 I0#~	0.42%	01/16/2056	25,915
1,267,742	GNMA REMIC Trust, Series 2015-172 I0#~	0.61%	03/16/2057	34,007
2,342,584	GNMA REMIC Trust, Series 2016-40 I0#~	0.62%	07/16/2057	64,718
1,946,216	GNMA REMIC Trust, Series 2016-56 I0#~	0.98%	11/16/2057	91,563
2,510,505	GNMA REMIC Trust, Series 2016-98 I0#~	0.90%	05/16/2058	117,481
3,982,142	GS Mortgage-Backed Securities Trust, Series 2022-LTV1 A8#^	3.00%	06/25/2052	3,939,309
4,664,674	JP Morgan Mortgage Trust, Series 2021-INV4 A2#^	3.00%	01/25/2052	4,448,750
4,656,209	JP Morgan Mortgage Trust, Series 2021-INV6 A2#^	3.00%	04/25/2052	4,454,550
6,392,413	Mello Mortgage Capital Acceptance, Series 2021-INV4 A3#^	2.50%	12/26/2051	5,907,239
3,600,000	Mello Mortgage Capital Acceptance, Series 2022-INV2 A2#^	3.50%	04/25/2052	3,526,875
4,000,000	Mello Warehouse Securitization Trust, Series 2021-2 A (1 Month LIBOR USD + 0.75%)^	1.21%	04/26/2055	3,983,633
1,300,000	Morgan Stanley Capital I Trust, Series 2019-NUGS A (1 Month LIBOR USD + 0.95%)^	2.45%	12/15/2036	1,287,491
3,416,502	RCKT Mortgage Trust, Series 2021-6 A1#^	2.50%	12/25/2051	3,184,649
3,228,271	RCKT Mortgage Trust, Series 2022-1 A5#^	2.50%	01/25/2052	3,075,879
407,308	SBA, Pool# 522053 (PRIME + 0.58%)	3.83%	05/25/2026	413,486
2,198,253	Sequoia Mortgage Trust, Series 2021-1 A1#^	2.50%	03/25/2051	2,049,073
Total Mortgage Backed Securities (Cost $376,924,328)				373,770,760

Asset Backed Securities - 5.3%
1,915,316	American Homes 4 Rent Trust, Series 2014-SFR2 A^	3.79%	10/17/2036	1,920,613
2,130,000	American Homes 4 Rent Trust, Series 2014-SFR2 B^	4.29%	10/17/2036	2,130,130
2,356,641	American Homes 4 Rent Trust, Series 2014-SFR3 A^	3.68%	12/18/2036	2,350,519
318,084	American Homes 4 Rent Trust, Series 2015-SFR1 A^	3.47%	04/18/2052	316,180
218,401	American Homes 4 Rent Trust, Series 2015-SFR2 A^	3.73%	10/18/2052	219,037
250,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	254,403
1,404,000	AmeriCredit Automobile Receivables Trust, Series 2021-1 D	1.21%	12/18/2026	1,328,794
1,505,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	1,421,716
1,033,358	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	1,011,448
380,000	Dext ABS LLC, Series 2021-1 B^	1.76%	02/15/2028	362,288
189,757	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	189,959
1,230,481	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	1,197,344
707,268	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	689,060
91,157	FREED ABS Trust, Series 2021-1CP A^	0.66%	03/20/2028	90,968
1,568,656	GoodLeap Sustainable Home Solutions Trust, Series 2021-5 A^	2.31%	10/20/2048	1,442,637
1,651,255	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	1,604,849
410,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	398,245
1,505,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	1,430,774
24,592	Theorem Funding Trust, Series 2020-1A A^	2.48%	10/15/2026	24,598
Total Asset Backed Securities (Cost $18,935,711)				18,383,562

Municipal Bonds - 0.2%
600,000	Colorado Health Facilities Authority	2.80%	12/01/2026	593,666
Total Municipal Bonds (Cost $600,000)				593,666

Corporate Bonds & Notes - 0.1%
460,000	Land O'Lakes, Inc.^+	7.25%	04/04/2027	488,968
Total Corporate Bonds & Notes (Cost $446,436)				488,968

Shares
Short-Term Investments - 1.2%
Money Market Funds - 1.2%
4,297,367	First American Government Obligations Fund - Class Z, 0.15%*			4,297,367
Total Short-Term Investments (Cost $4,297,367)				4,297,367
Total Investments - 113.7% (Cost $401,203,842)				397,534,323
Liabilities in Excess of Other Assets - (13.7)%				(47,793,357)
NET ASSETS - 100.0%				$349,740,966

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Step bond. Coupon rate will either increase (step-up bond) or decrease (step-downbond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.
+ Perpetual security with no stated maturity date. Date shown is last call date.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $4,297,367 was categorized as Level 1, while the Fund's investments in mortgage backed securities, asset backed securities, corporate bonds & notes and municipal bonds, with a total market value of $393,236,956, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Mortgage Securities Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures	76	06/21/2022	$11,778,387	$11,404,750	$(373,637)
			$11,778,387	$11,404,750	$(373,637)
Futures Contracts - Short
The Brown Advisory Mortgage Securities Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(179)	06/30/2022	$(21,064,294)	$(20,529,063)	$535,231
U.S. Treasury 10-Year Note Futures	(168)	06/21/2022	(21,273,701)	(20,643,000)	630,701
			$(42,337,995)	$(41,172,063)	$1,165,932

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.